Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036-2652

Telephone  202.419.8417

Fax  202.822.0140

www.stradley.com

Direct Dial – (202) 419-8417
1933 Act Rule 497(c)
1933 Act File No. 033-72416
1940 Act File No. 811-08200

September 2, 2011

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:	Bridgeway Funds, Inc. Rule 497(j) filing SEC File Nos. 033-72416 and 811-08200

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 39 to the Registration Statement of Bridgeway Funds, Inc., which was filed with the Securities and Exchange Commission electronically on August 12, 2011.

Please direct any questions or comments relating to this certification to my attention at (202) 419-8417.

Very truly yours,

/s/ Prufesh R. Modhera
                                                                                                                      Prufesh R. Modhera